Fair value measurements - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair value measurements
Equity Securities, FV-NI, Gain	$ 11,179	$ 17,089	$ 14,045
Impairment of investments	$ 0	$ 0	$ 93,632